Consolidated Statement of Stockholders' Deficit (USD $)	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Gain (Loss)	Total
Beginning Balance, amount at Jan. 03, 2005
Net loss for the period			$ (825)		$ (825)
Ending Balance, amount at Jan. 31, 2005			(825)		(825)
Common stock issued for cash, shares	5,525,000
Common stock issued for cash, value	5,525	53,725			59,250
Common stock adjustment, shares	45
Donated services		3,000			3,000
Net loss for the period			(12,363)		(12,363)
Ending Balance, amount at Jan. 31, 2006	5,525	56,725	(13,188)		49,062
Ending Balance, shares at Jan. 31, 2006	5,525,045
Donated services		9,000			9,000
Net loss for the period			(43,885)		(43,885)
Ending Balance, amount at Jan. 31, 2007	5,525	65,725	(57,073)		14,177
Beginning Balance, shares at Jan. 31, 2007	5,525,045
Common stock issued for cash, shares	23,810
Common stock issued for cash, value	24	99,976			100,000
Donated services		2,250			2,250
Return of common stock to treasury, shares	(1,750,000)
Return of common stock to treasury, value	(1,750)	1,749			(1)
Net loss for the period			(232,499)		(232,499)
Ending Balance, amount at Jan. 31, 2008	3,799	169,700	(289,572)		(116,073)
Ending Balance, shares at Jan. 31, 2008	3,798,855
Common stock issued for cash, shares	357,147
Common stock issued for cash, value	357	1,299,643			1,300,000
Foreign currency exchange gain (loss)				(21,594)	(21,594)
Net loss for the period			(1,383,884)		(1,383,884)
Ending Balance, amount at Jan. 31, 2009	4,156	1,469,343	(1,673,456)	(21,594)	(221,551)
Ending Balance, shares at Jan. 31, 2009	4,156,002
Common stock issued for cash, shares	1,678,572
Common stock issued for cash, value	1,678	160,822			162,500
Common stock issued for debt, shares	3,841,727
Common stock issued for debt, value	3,843	1,148,675			1,152,518
Foreign currency exchange gain (loss)				(35,816)	(35,816)
Net loss for the period			(710,745)		(710,745)
Ending Balance, amount at Jan. 31, 2010	9,677	2,778,840	(2,384,201)	(57,410)	346,906
Ending Balance, shares at Jan. 31, 2010	9,676,301
Common stock issued for cash, shares	540,000
Common stock issued for cash, value	540	134,460			135,000
Foreign currency exchange gain (loss)				(13,438)	(13,438)
Net loss for the period			(672,618)		(672,618)
Ending Balance, amount at Jan. 31, 2011	10,217	2,913,300	(3,056,819)	(70,848)	(204,150)
Ending Balance, shares at Jan. 31, 2011	10,216,301
Common stock issued for cash, shares	6,290,000
Common stock issued for cash, value	6,290	1,821,810			1,828,100
Common stock issued for debt, shares	433,333
Common stock issued for debt, value	433	129,567			130,000
Warrants exercised for cash, shares	83,333
Warrants exercised for cash, value	83	24,916			24,999
Warrants exercised for debt, shares	166,667
Warrants exercised for debt, value	167	49,833			50,000
Stock options		527,318			527,318
Foreign currency exchange gain (loss)				(15,673)	(15,673)
Net loss for the period			(2,928,188)		(2,928,188)
Ending Balance, amount at Jan. 31, 2012	17,190	5,466,744	(5,985,007)	(86,521)	(587,594)
Ending Balance, shares at Jan. 31, 2012	17,189,634
Common stock issued for cash, shares	267,335
Common stock issued for cash, value	267	120,034			120,301
Warrants exercised for cash, shares	500,000
Warrants exercised for cash, value	500	149,500			150,000
Foreign currency exchange gain (loss)				(11,838)	(11,838)
Net loss for the period			(694,391)		(694,391)
Ending Balance, amount at Jul. 31, 2012	17,957	5,736,278	(6,679,398)	(98,359)	(1,023,522)
Ending Balance, shares at Jul. 31, 2012	17,956,969
Donated services		30,000			30,000
Extinguishment of related party debt		191,823			191,823
Foreign currency exchange gain (loss)				(10,547)	(10,547)
Net loss for the period			(406,031)		(406,031)
Ending Balance, amount at Jan. 31, 2013	17,957	5,958,101	(7,085,429)	(108,906)	(1,218,277)
Ending Balance, shares at Jan. 31, 2013	17,956,969
Donated services		20,000			20,000
Foreign currency exchange gain (loss)				71,335	71,335
Net loss for the period			(298,827)		(298,827)
Ending Balance, amount at Jul. 31, 2013	$ 17,957	$ 5,978,101	$ (7,384,256)	$ (37,571)	$ (1,425,769)
Ending Balance, shares at Jul. 31, 2013	17,956,969